UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10343
Morgan Stanley Nasdaq-100 Index Fund
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	November 30, 2005

Date of reporting period:	February 28, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Nasdaq-100 Index Fund

Portfolio of Investments    February 28, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (94.4%)
	Advertising/Marketing Services (0.2%)
3,369	Lamar Advertising Co. (Class A)*	$132,368

	Air Freight/Couriers (0.8%)
3,340	C.H. Robinson Worldwide, Inc.	183,032
4,144	Expeditors International of Washington, Inc.	230,033
		413,065
	Apparel/Footwear (0.7%)
8,158	Cintas Corp.	357,157

	Apparel/Footwear Retail (0.3%)
5,754	Ross Stores, Inc.	161,112

	Biotechnology (7.8%)
23,451	Amgen Inc.*	1,444,816
14,363	Biogen Idec Inc.*	555,130
10,351	Chiron Corp.*	368,289
11,864	Genzyme Corp.*	665,452
16,889	Gilead Sciences, Inc.*	583,515
1,910	Invitrogen Corp.*	133,624
10,543	MedImmune, Inc.*	253,875
13,290	Millennium Pharmaceuticals, Inc.*	114,294
		4,118,995
	Broadcasting (1.1%)
54,181	Sirius Satellite Radio Inc.*	301,788
8,362	XM Satellite Radio Holdings Inc. (Class A)*	275,612
		577,400
	Cable/Satellite TV (3.4%)
37,700	Comcast Corp. (Class A)*	1,227,135
8,835	EchoStar Communications Corp. (Class A)	262,841
7,002	Liberty Media International, Inc. (Class A)*	302,696
		1,792,672
	Casino/Gaming (0.6%)
4,233	Wynn Resorts, Ltd.*	302,956

	Chemicals: Specialty (0.3%)
2,627	Sigma-Aldrich Corp.	161,849

	Computer Communications (3.9%)
93,191	Cisco Systems, Inc.*	1,623,387
13,996	Juniper Networks, Inc.*	301,474
3,737	QLogic Corp.*	150,564
		2,075,425
	Computer Peripherals (1.2%)
9,709	ATI Technologies Inc. (Canada)*	170,296
14,862	Network Appliance, Inc.*	446,009
		616,305
	Computer Processing Hardware (7.0%)
44,430	Apple Computer, Inc.*	1,993,130
36,205	Dell Inc.*	1,451,458
57,953	Sun Microsystems, Inc.*	244,562
		3,689,150
	Containers/Packaging (0.3%)
9,867	Smurfit-Stone Container Corp.*	164,088

	Data Processing Services (1.6%)
9,692	Fiserv, Inc.*	367,715
14,213	Paychex, Inc.	453,821
		821,536

	Discount Stores (1.8%)
9,787	Costco Wholesale Corp.	455,976
4,307	Dollar Tree Stores, Inc.*	116,074
3,694	Kmart Holding Corp.*	360,054
		932,104
	Electrical Products (0.5%)
7,616	American Power Conversion Corp.	167,704
3,914	Molex Inc.	98,359
		266,063
	Electronic Components (1.1%)
24,043	Flextronics International Ltd. (Singapore)*	320,974
5,921	SanDisk Corp.*	159,157
22,037	Sanmina-SCI Corp.*	122,305
		602,436
	Electronic Distributors (0.4%)
3,424	CDW Corp.	196,777

	Electronic Equipment/Instruments (0.2%)
64,958	JDS Uniphase Corp.*	123,420

	Electronic Production Equipment (2.9%)
34,790	Applied Materials, Inc.*	608,825
9,383	KLA-Tencor Corp.*	463,614
5,575	Lam Research Corp.*	175,278
5,645	Novellus Systems, Inc.*	166,725
5,383	Synopsys, Inc.*	97,432
		1,511,874
	Food Retail (0.5%)
2,425	Whole Foods Market, Inc.	249,339

	Home Improvement Chains (0.3%)
2,873	Fastenal Co.	167,956

	Information Technology Services (0.9%)
7,972	Citrix Systems, Inc.*	179,370
5,133	Cognizant Technology Solutions Corp. (Class A)*	242,432
26,820	Level 3 Communications, Inc.*	62,491
		484,293
	Internet Retail (1.9%)
10,733	Amazon.com, Inc.*	377,587
28,402	IAC/InterActiveCorp.*	639,045
		1,016,632
	Internet Software/Services (3.1%)
14,851	BEA Systems, Inc.*	123,263
10,076	Check Point Software Technologies Ltd. (Israel)*	222,982
23,580	Siebel Systems, Inc.*	201,137
9,514	VeriSign, Inc.*	260,874
26,180	Yahoo! Inc.*	844,829
		1,653,085
	Major Telecommunications (0.6%)
13,712	MCI Inc.	311,948

	Medical Distributors (0.5%)
5,212	Patterson Companies Inc.*	258,619

	Medical Specialties (1.4%)
13,503	Biomet, Inc.	570,097
3,068	DENTSPLY International, Inc.	168,648
		738,745
	Medical/Nursing Services (0.3%)
3,833	Lincare Holdings, Inc.*	155,543

	Movies/Entertainment (0.4%)
2,303	Pixar, Inc.*	205,957

	Other Consumer Services (4.5%)
7,422	Apollo Group, Inc. (Class A)*	546,556
4,130	Career Education Corp.*	141,040
39,170	eBay Inc.*	1,678,043
		2,365,639
	Packaged Software (13.9%)
9,264	Adobe Systems, Inc.	572,052
9,543	Autodesk, Inc.	283,618
9,338	Intuit Inc.*	399,666
3,560	Mercury Interactive Corp.*	163,333
148,128	Microsoft Corp. **	3,729,863
84,709	Oracle Corp.*	1,093,593
29,137	Symantec Corp.*	641,305
17,092	VERITAS Software Corp.*	413,968
		7,297,398
	Pharmaceuticals: Other (1.0%)
18,220	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	548,604

	Recreational Products (1.5%)
12,193	Electronic Arts Inc.*	786,327

	Restaurants (2.2%)
21,889	Starbucks Corp.*	1,134,069

	Semiconductors (10.4%)
20,742	Altera Corp.*	430,189
9,766	Broadcom Corp. (Class A)*	314,954
87,709	Intel Corp.	2,103,262
6,019	Intersil Corp. (Class A)	101,480
16,257	Linear Technology Corp.	634,998
10,203	Marvell Technology Group Ltd. (Bermuda)*	373,328
18,054	Maxim Integrated Products, Inc.	776,683
6,795	Microchip Technology Inc.	186,591
18,304	Xilinx, Inc.	552,781
		5,474,266
	Services to the Health Industry (0.4%)
2,686	Express Scripts, Inc. (Class A)*	202,229

	Specialty Stores (2.3%)
16,031	Bed Bath & Beyond Inc.*	601,483
5,725	PETsMART, Inc.	174,613
13,249	Staples, Inc.	417,608
		1,193,704
	Specialty Telecommunications (0.5%)
3,787	NTL, Inc.*	245,738

	Telecommunication Equipment (7.5%)
8,128	Comverse Technology, Inc.*	188,651
3,973	Garmin Ltd. (Cayman Islands)	203,616
78,310	QUALCOMM Inc.	2,827,774
7,439	Research In Motion Ltd. (Canada)*	491,792
6,532	Telefonaktiebolaget LM Ericsson (ADR) (Sweden)*	191,453
9,420	Tellabs, Inc.*	66,788
		3,970,074

	Trucks/Construction/Farm Machinery (1.1%)
7,714	PACCAR, Inc.	580,556

	Wireless Telecommunications (3.1%)
55,182	Nextel Communications, Inc. (Class A)*	1,624,006

	TOTAL COMMON STOCKS
	(Cost $41,439,407)	49,681,479

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (5.6%)
	REPURCHASE AGREEMENT
$2,949	Joint repurchase agreement account 2.62% due 03/01/05 (dated 02/28/05; proceeds $ 2,949,215 ) (a)
	(Cost $ 2,949,000)		2,949,000

	TOTAL INVESTMENTS
	(Cost $ 44,388,407) (b) (c)	100.0%	52,630,479
	LIABILITIES IN EXCESS OF OTHER ASSETS	0.0	(5,374)
	NET ASSETS	100.0%	$52,625,105

ADR	American Depository Receipt.
*	Non-income producing security.
**	A portion of this security is physically segregated in connection with open futures contracts in the amount of $ 285,000.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Securities have been designated as collateral in an amount equal to $ 2,707,973 in connection with open futures contracts.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $ 11,629,280 and the aggregate gross unrealized depreciation is $ 3,387,208, resulting in net unrealized appreciation of $ 8,242,072 .

Morgan Stanley Nasdaq-100 Index Fund

Futures Contracts Open at February 28, 2005:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)

15	Long	Nasdaq-100 Index March/2005	$2,269,500	$(120,675)

20	Long	Nasdaq-100 E-Mini March/2005	605,200	2,277

		Net unrealized depreciation		$(118,398)

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Nasdaq-100 Index Fund

/s/ Ronald E. Robison

Ronald E. Robison
Principal Executive Officer
April 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2005